Derivative financial instruments and hedge accounting - Effects recognized in finance income (loss) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative financial instruments and hedge accounting
Income (expense) from derivative financial instruments	€ 278	€ (61)	€ 13
Currency
Derivative financial instruments and hedge accounting
Income (expense) from derivative financial instruments	310	(63)	(70)
Interest rate risk
Derivative financial instruments and hedge accounting
Income (expense) from derivative financial instruments	€ (32)	€ 2	81
Option contract
Derivative financial instruments and hedge accounting
Income (expense) from derivative financial instruments			€ 2